Property, plant and equipment (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 86,438,934	$ 91,165,944
Less: Accumulated depreciation	(21,178,480)	(14,726,156)
Net book value	65,260,454	76,439,788
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	13,480,382	14,197,999
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	53,540,780	51,900,300
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	1,911,054	1,803,008
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	13,409,412	4,823,706
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	97,151	43,858
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 4,000,155	$ 18,397,073